Financial Information for Subsidiary Guarantor and Subsidiary Non- Guarantor - Condensed Consolidating Statements of Comprehensive Income (Parenthetical) (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Foreign currency translation adjustments, tax	$ (3,650)	$ 11,176	$ 3,014
Reclassification of a cash flow hedge into earnings, tax	2,626	(3,180)
Unrealized gain (loss) on cash flow hedges, tax	(4,434)	(4,450)	2,821
Parent / Issuer
Condensed Financial Statements, Captions [Line Items]
Foreign currency translation adjustments, tax	(3,650)	(11,176)	3,014
Reclassification of a cash flow hedge into earnings, tax	2,626	(3,180)
Unrealized gain (loss) on cash flow hedges, tax	(4,434)	(4,450)	2,821
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Foreign currency translation adjustments, tax	(3,650)	(11,176)	3,014
Eliminations and Consolidating Entries
Condensed Financial Statements, Captions [Line Items]
Foreign currency translation adjustments, tax	$ (3,650)	$ (11,176)	$ 3,014